PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)	May 17, 2019 $ / shares
Current assets:
Cash and cash equivalents	¥ 4,362,309	$ 597,740	¥ 2,925,709		¥ 3,534,304
Prepaid expenses and other current assets	1,938,054	265,560	1,544,918
Term deposit-current	1,127,541	154,500	464,019
Total current assets	10,704,787	1,466,811	7,599,554
Non-current assets:
Total non-current assets	12,394,327	1,698,318	10,692,424
Total assets	23,099,114	3,165,129	18,291,978
Current liabilities (including amount of the VIE without recourse to the primary beneficiaries of RMB4.3 million and RMB nil (US$ nil) as of December 31, 2023 and 2024):
Amounts due to subsidiaries	273,081	37,419	294,673
Accrued expenses and other current liabilities	3,027,503	414,840	2,556,977
Payable for equity litigants settlement	119,560	16,383	116,314
Total current liabilities	6,682,375	915,644	5,462,678
Total liabilities	10,046,504	1,376,610	8,577,533
Mezzanine equity:
Total Mezzanine equity	1,514,660	207,545	1,578,040
Shareholders' equity:
Additional paid-in capital	16,705,240	2,289,016	16,276,991
Accumulated deficits	(5,971,779)	(818,276)	(8,705,759)
Accumulated other comprehensive income	438,536	60,090	396,944
Total Company's ordinary shareholders' equity	11,537,950	1,580,974	8,136,405
Total liabilities, mezzanine equity and shareholders' equity	23,099,114	3,165,129	18,291,978
Class A ordinary shares
Shareholders' equity:
Shares	¥ 24	$ 3	¥ 23
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Equity, par value (in US dollars per share) | $ / shares						$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,124,695,348	2,124,695,348	2,093,280,340
Equity, shares outstanding (in shares)	2,124,695,348	2,124,695,348	2,093,280,340
Class B ordinary shares
Shareholders' equity:
Shares	¥ 2	$ 0	¥ 2
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, par value (in US dollars per share) | $ / shares						$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552	144,778,552
Convertible senior preferred shares
Mezzanine equity:
Total Mezzanine equity	¥ 1,514,660	$ 207,545	¥ 1,578,040
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	295,384,619	295,384,619	307,692,307
Mezzanine equity, shares outstanding (in shares)	295,384,619	295,384,619	307,692,307
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	¥ 639,488	$ 87,625	¥ 30,752
Prepaid expenses and other current assets	21,153	2,898	2,778
Term deposit-current	656,820	90,000
Total current assets	13,551,118	1,856,826	13,076,585
Non-current assets:
Investments in subsidiaries and VIE	(58,777)	(8,054)	(2,926,400)
Total non-current assets	(58,777)	(8,054)	(2,926,400)
Total assets	13,492,341	1,848,772	10,150,185
Current liabilities (including amount of the VIE without recourse to the primary beneficiaries of RMB4.3 million and RMB nil (US$ nil) as of December 31, 2023 and 2024):
Accrued expenses and other current liabilities	9,757	1,336	10,108
Payable for equity litigants settlement	119,560	16,383	116,314
Total current liabilities	439,731	60,253	435,740
Total liabilities	439,731	60,253	435,740
Mezzanine equity:
Total Mezzanine equity	1,514,660	207,545	1,578,040
Shareholders' equity:
Additional paid-in capital	17,071,167	2,339,157	16,445,195
Accumulated deficits	(5,971,779)	(818,276)	(8,705,759)
Accumulated other comprehensive income	438,536	60,090	396,944
Total Company's ordinary shareholders' equity	11,537,950	1,580,974	8,136,405
Total liabilities, mezzanine equity and shareholders' equity	13,492,341	1,848,772	10,150,185
Parent Company | Reportable Legal Entities | Related Party
Current assets:
Amounts due from subsidiaries	12,233,657	1,676,303	13,043,055
Current liabilities (including amount of the VIE without recourse to the primary beneficiaries of RMB4.3 million and RMB nil (US$ nil) as of December 31, 2023 and 2024):
Amounts due to subsidiaries	310,414	42,534	309,318
Parent Company | Reportable Legal Entities | Class A ordinary shares
Shareholders' equity:
Shares	¥ 24	$ 3	¥ 23
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,124,695,348	2,124,695,348	2,093,280,340
Equity, shares outstanding (in shares)	2,124,695,348	2,124,695,348	2,093,280,340
Parent Company | Reportable Legal Entities | Class B ordinary shares
Shareholders' equity:
Shares	¥ 2	$ 0	¥ 2
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552	144,778,552
Parent Company | Reportable Legal Entities | Convertible senior preferred shares
Mezzanine equity:
Total Mezzanine equity	¥ 1,514,660	$ 207,545	¥ 1,578,040
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	295,384,619	295,384,619	307,692,307
Mezzanine equity, shares outstanding (in shares)	295,384,619	295,384,619	307,692,307